Average Annual Total Returns - Retail - Vanguard US Multifactor Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	3.61%	3.97%	Feb. 15, 2018	3.16%	3.56%	Feb. 15, 2018	2.34%	2.99%	Feb. 15, 2018	20.89%	14.34%	Feb. 15, 2018